Equity-method investees	12 Months Ended
Dec. 31, 2023
Disclosure Of Equity Method Investees [Abstract]
Equity-method investees

11 Equity-method investees

Changes in the carrying amount of equity-method investees for the years ended December 31, 2023 and 2022 are analysed as follows.

	Natuzzi Trading Shanghai	Nars Miami LLC	Natuzzi Texas LLC	Natuzzi Store (UK) ltd	Foundation "Made in Italy circolare e sostenibile"	Salena S.r.l.	Total
Balance as at December 31, 2021	44,230	4	270	18	—	—	44,522
Acquisition of non-controlling interests	—	—	453	—	8	—	461
Share of profit for the year	436	431	(547)	36	—	—	356
Share of other comprehensive income	(784)	—	—	—	—	—	(784)
Dividends received	(3,697)	—	—	—	—	—	(3,697)
Share capital reduction	(3,156)	—	—	—	—	—	(3,156)
Effect of translation adjustments	—	(4)	—	(2)	—	—	(6)
Balance as at December 31, 2022	37,029	431	176	52	8	—	37,696
Acquisition of non-controlling interests						—	—
Share of profit for the year	2,873	197	(688)	515	—	—	2,897
Loss allowance	—	—	502	—	—	—	502
Share of other comprehensive income	(1,257)	—	—	—	—	—	(1,257)
Dividends received	—	—	—	—	—	—	—
Share capital reduction	—	—	—	—	—	—	—
Effect of translation adjustments	—	(19)	10	2	—	—	(7)
Balance as at December 31, 2023	38,645	609	—	569	8	—	39,831

As at December 31, 2023 and 2022 equity-method investees include: (a) the 49% stake in the joint venture Natuzzi Trading Shanghai; (b) the 49% stake in the associate Nars Miami LLC; (c) the 51% stake in the joint venture Natuzzi Texas LLC; (d) the 30% stake in the associate Natuzzi Store (UK) ltd; (e) the 49% interest in the associate Salena S.r.l., whose carrying value was totally impaired in 2014 in consideration of some legal disputes among shareholders.

All such investments are accounted for using the equity method.

(i) Disclosures on Natuzzi Trading (Shanghai) Co. Ltd., joint venture

The following table shows the reconciliation of the carrying amount of the retained interest in Natuzzi Trading Shanghai as at December 31, 2021 with the carrying amount as at December 31, 2022 included in the consolidated statement of financial position.

Carrying amount as at December 31, 2021		44,230
Dividends distribution		(3,697)
Share capital reduction		(3,156)
Group’s share of profit for the year	3,020
Elimination of amortisation of Natuzzi’s trademarks	367
Elimination of intercompany profit on inventories	(2,562)
Amortisation of intangibles assets	(519)
Reversal of deferred tax liabilities	130
Group’s share of profit for the year, net of equity method adjustments	436	436
Group’s share of other comprehensive income		(784)
Carrying amount as at December 31, 2022		37,029

The following table shows the reconciliation of the carrying amount of the retained interest in Natuzzi Trading Shanghai as at December 31, 2022 with the carrying amount as at December 31, 2023 included in the consolidated statement of financial position.

Carrying amount as at December 31, 2022		37,029
Dividends distribution		—
Share capital reduction		—
Group’s share of profit for the year	751
Elimination of amortisation of Natuzzi’s trademarks	367
Elimination of intercompany profit on inventories	2,144
Amortisation of intangibles assets	(519)
Reversal of deferred tax liabilities	130
Group’s share of profit for the year, net of equity method adjustments	2,873	2,873
Group’s share of other comprehensive income		(1,257)
Carrying amount as at December 31, 2023		38,645

Summarised financial information of the joint venture Natuzzi Trading Shanghai, based on its IFRS financial statements, and reconciliation with the carrying amount of the Group’s share in net assets and in profit or loss as reported in the consolidated financial statements are set out below.

Summarised statement of financial position of Natuzzi Trading Shanghai and Group’s share in net assets as at December 31, 2023 and 2022

	31/12/23	31/12/22
Current assets	54,190	64,298
Non-current assets	16,681	19,833
Current liabilities	(28,413)	(42,049)
Non-current liabilities	(3,222)	(1,794)
Net Assets	39,236	40,288
Group’s share in net assets – 49% of net assets	19,226	19,742
Intangible assets	1,796	2,312
Goodwill	26,140	26,140
Elimination of intercompany profit from licensing Natuzzi’s trademarks	(5,357)	(5,727)
Elimination of intercompany profit on inventories	(2,712)	(4,860)
Deferred tax liabilities	(448)	(578)
Group’s carrying amount of interest	38,645	37,029

As at December 31, 2023 and 2022 cash and cash equivalents, bank overdrafts and borrowings, lease liabilities current and non-current are set out below.

	31/12/23	31/12/22
Cash and cash equivalents	31,706	32,844
Bank overdrafts and borrowings	—	—
Lease liabilities current	(1,570)	(2,648)
Lease liabilities non-current	(3,222)	(1,794)
Total, net	26,914	28,402

Summarised statement of profit or loss of Natuzzi Trading Shanghai and Group’s share of profit for the year ended December 31, 2023, 2022 and 2021.

	2023	2022	2021
Revenue	69,939	98,483	96,272
Cost of sales	(39,823)	(60,481)	(57,120)
Other income and expenses, net	(747)	(91)	(39)
Selling expenses	(24,297)	(24,473)	(23,937)
Administrative expenses	(3,332)	(5,665)	(4,983)
Net finance income	315	1,037	1,213
Profit before tax	2,055	8,810	11,406
Income tax expense	(522)	(2,646)	(3,111)
Profit for the period	1,533	6,164	8,295
Other comprehensive profit/(loss)	(2,565)	(1,600)	4,734
Total comprehensive profit for the period	(1,032)	4,564	13,029
Group’s share of profit for the period – 49%	751	3,020	4,065
Elimination of amortisation of Natuzzi’s trademarks	367	367	367
Elimination of intercompany profit on inventories	2,144	(2,562)	(634)
Amortisation of intangible assets	(519)	(519)	(519)
Deferred tax liabilities	130	130	130
Group’s share of profit/(loss), net of equity method adj.	2,873	436	3,409
Group’s share of other comprehensive income/(loss) for the period	(1,257)	(784)	2,320
Group’s share of total comprehensive income/(loss) for the period	1,616	(348)	5,729
Dividends received by the Group	—	3,697	1,490

For the years ended December 31, 2023, 2022 and 2021, depreciation and amortisation, interest income, interest expense and income tax expense are set below.

	2023	2022	2021
Depreciation and amortisation	5,571	1,945	4,507
Interest income	557	1,729	1,529
Interest expense	242	692	316
Income tax expense	522	2,646	3,111

(ii) Disclosures on Nars Miami LLC, associate

Nars Miami LLC, an immaterial associate, is engaged in the sale of the Group’s upholstery furniture and home furnishings accessories to end customers, under a franchisee agreement. The principal place of business of such associate is in Miami, Florida (USA).

(iii) Disclosures on Natuzzi Texas LLC, joint venture

Natuzzi Texas LLC is an immaterial joint venture, set up in 2021, which is engaged in the sale of the Group’s Natuzzi upholstery furniture and home furnishings accessories to end consumers through directly-operated single-brand stores (Natuzzi Italia stores). The company opened its first store in February 2022.

(iv) Disclosures on Natuzzi Stores (UK) Ltd, associate

Natuzzi Stores (UK) Ltd is an immaterial associate, in which the Group acquired a 30% stake in early 2021. Natuzzi Stores (UK) Ltd is engaged in the sale of upholstered furniture and home furnishings accessories to end consumers through directly-operated Natuzzi Italia mono-brand stores.